GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill recorded on the entity's acquisitions in the U.S.
The Company has recorded the following Goodwill on its acquisitions in the U.S.:

(millions of Canadian $)	U.S. Natural Gas Pipelines	Energy	Total

Balance at January 1, 2016	3,667	1,145	4,812
Acquisition of Columbia (Note 5)	10,078	—	10,078
Impairment charge	—	(1,085)	(1,085)
Foreign exchange rate changes	213	(60)	153
Balance at December 31, 2016	13,958	—	13,958
Columbia adjustment (Note 5)	71	—	71
Foreign exchange rate changes	(945)	—	(945)
Balance at December 31, 2017	13,084	—	13,084